Finance Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Finance Liabilities [Abstract]
Analysis of Finance Liabilities on Balance Sheets

June 30, 2024 December 31, 2023
Finance liabilities 128,690 133,337
Less: Deferred financing costs

(1,099) (1,208)
Finance liabilities, net of deferred financing costs $ 127,591 $ 132,129
Less: Current finance liabilities, net of deferred financing costs,
current (9,398) (9,221)
Finance liabilities, excluding current maturities $ 118,193 $ 122,908

Annual Lease Liabilities	Period Principal Repayment Year 1 $ 9,606 Year 2 10,012 Year 3 10,438 Year 4 10,916 Year 5 11,358 Year 6 and thereafter 76,360 Total $ 128,690